COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of compensation expense [Table Text Block]
	Years ended December 31,
	2024	2023
Wages, salaries and benefits	115,730	97,929
Post-employment benefits	879	921
Share-based compensation expense (Note 22)	9,425	6,326
	126,034	105,176